Divestitures (Details) - CAD ($) $ in Millions		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 01, 2021	Aug. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Before-tax gain on disposal			$ 25	$ 1	$ 97	$ 0	$ 81	$ 2	$ (795)
Marten Hills, Alberta
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets	$ 102
Before-tax gain on disposal	60
After-tax gain on disposal	$ 47
East Clearwater area and Kaybob area
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets		$ 82
Before-tax gain on disposal			17
After-tax gain on disposal			$ 13